Convertible Promissory Notes and Warrants (Details) - Schedule of convertible notes, net of debt discount outstanding - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Notes Net Of Debt Discount Outstanding Abstract
Convertible notes - total principal	$ 14,771,177	$ 7,482,104
Unamortized issuance costs and discount	(13,122,382)	(7,456,039)
Convertible notes, net of debt discount	$ 1,648,795	$ 26,065